Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 20.3	$ 31.7
Contract liability, beginning balance	2.6	5.6
Performance obligations satisfied during the reporting period	20.2	20.3
Amortization of revenue	(5.9)	(15.9)
Cash received, excluding amounts recognized as revenue	9.7	12.9
Cash received against the contract asset balance	(20.3)	(31.7)
Contract assets, closing balance	20.2	20.3
Contract liability, closing balance	$ 6.4	$ 2.6